Common Stock	12 Months Ended
Aug. 31, 2018
Equity [Abstract]
Common Stock

Note 8. Common Stock

There were 53,864,600 shares of Common Stock issued and outstanding as of August 31, 2017. On May 8, 2018, 13,000 of the principal balance on notes payable to a related party were converted into common stock and 130,000,000 shares of common stock were issued. As of August 31, 2018, there were 183,864,600 shares of Common Stock issued and outstanding.